PROPERTY, EQUIPMENT AND SOFTWARE, NET	12 Months Ended
Dec. 31, 2021
PROPERTY, EQUIPMENT AND SOFTWARE, NET
PROPERTY, EQUIPMENT AND SOFTWARE, NET

NOTE 5 – PROPERTY, EQUIPMENT AND SOFTWARE, NET

Composition of property, equipment and software, grouped by major classifications, is as follows:

	December 31,
	2021	2020
Computers, software and peripheral equipment	$32,379	$27,322
Leasehold improvements	8,920	8,157
Furniture and office equipment	4,074	3,579
Property, equipment and software	45,373	39,058
Accumulated depreciation	(33,233)	(26,364)
Property, equipment and software, net	$12,140	$12,694

Depreciation expense for the years ended December 31, 2021, 2020 and 2019 were $7,057, $6,847 and $6,091, respectively.

The following table presents the Company’s property and equipment, net of depreciation and amortization, by geographic region:

	December 31,
	2021	2020
Israel	$7,798	$8,224
United States	1,370	2,450
All other countries	2,972	2,020
	$12,140	$12,694